[logo] PIONEER Investments(R)




                                                                     May 5, 2009


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
100 F Street, NE
Washington, DC  20549


Re:  Pioneer Research Fund (the "Fund")
     (File Nos. 333-87233 and 811-09585)
     CIK No. 0001094522

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Fund's Class A, B and C shares, Class Y shares and multi-class statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 12 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001094522-09-000009) on April 30, 2009.

    If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                              /s/ Daniel J. Hynes
                                                  Daniel J. Hynes
                                                  Senior Legal Product Manager



cc:  Jeremy B Kantrowitz, Esq.





Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."